SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE CAPITAL	SHARE CAPITALAuthorized share capital
At December 31, 2023, the authorized share capital consisted of an unlimited number of common shares without par value.
Issued share capital
On October 16, 2023, the Company issued 6.6 million common shares to Waterton at a price of C$2.057 for total gross proceeds of C$13.6 million ($10.0) as partial consideration of the Third Milestone Payment and Fourth Milestone Payment related to the Ruby Hill deferred consideration, as further described in Note 12 (iv) of these Financial Statements.

On August 1, 2023, the Company completed a private placement of common shares led by CIBC Capital Markets on behalf of a syndicate of underwriters. An aggregate of 13,629,800 shares were issued by the Company at a price of C$2.70 per common share for aggregate gross proceeds of C$36.8 million ($27.7 million).

On June 27, 2023, Sprott converted $1.8 million in principal and subject to obtaining approval of the TSX $0.2 million in interest of the Convertible Loans into 800,449 common shares of the Company. On July 7, 2023, upon approval of the TSX the Company issued 800,449 common shares to Sprott.

On May 9, 2023, in connection with the Paycore acquisition the Company issued 5,016,991 common shares to Waterton in settlement of the contingent value rights agreement between Paycore and Waterton, as further described in Note 5 of these Financial Statements.

On May 5, 2023, the Company acquired 100% of the issued and outstanding shares of Paycore at the Exchange Ratio issuing 25,488,584 common shares to Paycore shareholders, as further described in Note 5 of these Financial Statements.

On January 16, 2023, the Company issued 5.5 million common shares to Waterton at a price of C$3.8945 for total gross proceeds of C$21.5 million ($16.0 million) as partial consideration of the First Milestone Payment and Second Milestone Payment related to the Ruby Hill deferred consideration, as further described in Note 12 (iv) of these Financial Statements.

During the year ended December 31, 2023, the Company issued 876,798 common shares for stock options and warrants exercised and received proceeds of C$2.6 million ($1.9 million).

During the year ended December 31, 2022, the Company issued 1,857,200 common shares for stock options and warrants exercised and received proceeds of C$4.0 million ($3.1 million).
Share option plan
The Company has a share option plan (the "Plan") which is restricted to directors, officers, key employees and consultants of the Company. The number of common shares subject to options granted under the Plan (and under all other management options and employee stock purchase plans) is limited to 10% in the aggregate and 1% with respect to any one optionee of the number of issued and outstanding common shares of the Company at the date of the grant of the option. Options issued under the Plan may be exercised during a period determined by the Company's Board of Directors which cannot exceed ten years. Vesting periods may range from immediate to five years.
Stock options
The continuity of stock options issued and outstanding are as follows:

	Options outstanding #	Weighted average price C$
Outstanding at December 31, 2021	6,689,000	2.21
Granted	2,673,179	2.65
Exercised	(1,047,200)	2.45
Expired	(320,106)	2.71
Forfeited	(116,127)	2.62
Outstanding at December 31, 2022	7,878,746	2.30
Issued in Paycore Acquisition	1,727,200	1.89
Granted	2,088,687	3.20
Exercised	(526,798)	2.59
Expired	(16,000)	2.91
Forfeited	(92,590)	2.69
Outstanding at December 31, 2023	11,059,245	2.39
The weighted average share price at the date of exercise for the year ended December 31, 2023 was C$3.13 (C$2.99 for the year ended December 31, 2022).

At December 31, 2023, the following options were outstanding, and outstanding and exercisable:

	Outstanding			Outstanding and Exercisable
Exercise price CAD	Options #	Weighted average exercise price C$	Weighted average remaining life in years	Options #	Weighted average exercise price C$	Weighted average remaining life in years
$0.59 - $1.55	2,494,000	$1.25	0.90	2,494,000	$1.25	0.90
$1.56 - $2.64	3,710,278	$2.36	3.29	2,992,897	$2.30	3.33
$2.65 - $3.17	2,450,300	$2.72	2.52	2,450,300	$2.72	2.52
$3.18 - $3.67	2,404,667	$3.25	3.84	1,144,206	$3.30	3.58
	11,059,245	$2.39	2.70	9,081,403	$2.25	2.48
Total vested stock options at December 31, 2023 were 9,081,403 with a weighted average exercise price of C$2.25 (5,998,738 at December 31, 2022 with a weighted average exercise price of C$2.17).

The Company applies the fair value method of accounting for all share-based compensation awards and accordingly, $2.1 million was recorded for options issued as compensation during the year ended December 31, 2023 ($1.9 million for the year ended December 31, 2022) per the table in (f) share-based payments below. The options had a weighted average grant date fair value of C$3.20 at December 31, 2023. As of December 31, 2023, there were 1,977,842 unvested stock options (1,880,008 at December 31, 2022).

Subsequent to the year ended December 31, 2023, 891,316 stock options were granted under the plan.
For purposes of the options granted, the fair value of each option was estimated on the date of grant using the Black-Scholes option pricing model, with the following assumptions:

	December 31, 2023	December 31, 2022
Risk-free interest rate	3.47% to 4.03%	1.55% to 4.20%
Annualized volatility based on historic volatility	52% to 60%	51% to 62%
Expected dividend	Nil	Nil
Forfeiture rate	0.0% to 4.4%	0.0% to 5.7%
Expected option life	2.4 to 3.5 years	3.0 years
Restricted and Deferred Share Unit Plan
The Company adopted the RSU plan to allow the Board of Directors to grant its employees non-transferable share units based on the value of the Company's share price at the date of grant. The awards have a graded vesting schedule over a three-year period. Under the RSU plan, the awards can be equity or cash settled immediately upon vesting.

The Company adopted the DSU plan to grant members of its Board of Directors non-transferable share units based on the value of the Company's share price at the date of grant. The awards have a graded vesting schedule over a three-year period. DSUs must be retained until the Director leaves the Board, at which time the awards will be equity or cash settled.

The following table summarizes the continuity of the RSUs and DSUs for the period ended December 31, 2023:

	RSUs outstanding #	DSUs outstanding #
Outstanding at December 31, 2021	—	—
Granted	772,170	175,091
Settled	(236,301)	—
Forfeited	(70,227)	—
Outstanding at December 31, 2022	465,642	175,091
Granted	731,543	167,374
Settled	(464,159)	—
Forfeited	(31,271)	—
Outstanding at December 31, 2023	701,755	342,465

As the RSUs and DSUs are expected to be settled in cash, at December 31, 2023 a current liability of $0.5 million and a long-term liability of $0.7 million was outstanding and included in other liabilities ($0.40 million and $0.60 million, respectively, at December 31, 2022). For the year ended December 31, 2023, $1.0 million has been recorded as an expense and included in share-based payments ($1.3 million for the year ended December 31, 2022). The total fair value of the vested and unvested RSUs and DSUs at December 31, 2023 was C$2.4 million ($1.7 million at December 31, 2022).

For purposes of the vesting of the RSUs and DSUs, the fair value of the liability was estimated using the share price of the valuation date and an expected weighted average forfeiture rate of 2% and nil, respectively.

Subsequent to the year ended December 31, 2023, 2,051,374 RSUs were granted under the RSU plan and 344,993 DSUs were granted under the DSU plan.
Share-based payments
The following table summarizes share-based payment expense included in the statement of loss during the year ended December 31, 2023 and 2022:

	Year ended December 31,
	2023	2022
Stock option valuation	$2,107	$1,932
RSUs and DSUs	1,015	1,348
Total	$3,122	$3,280